CONDENSED CONSOLIDATED BALANCE SHEETS - DKK (kr) kr in Millions	Jun. 30, 2024	Dec. 31, 2023
ASSETS
Intangible assets	kr 12,011	kr 101
Property and equipment	952	955
Right-of-use assets	928	686
Receivables	77	62
Deferred tax assets		212
Other investments	196	134
Goodwill	2,518
Total non-current assets	16,682	2,150
Inventories	36	57
Receivables	6,168	4,947
Marketable securities	11,402	13,268
Cash and cash equivalents	4,331	14,867
Total current assets	21,937	33,139
Total assets	38,619	35,289
SHAREHOLDERS' EQUITY AND LIABILITIES
Share capital	66	66
Share premium	12,536	12,461
Other reserves	234	60
Retained earnings	18,133	19,023
Total shareholders' equity	30,969	31,610
Lease liabilities	925	680
Deferred revenue	480	480
Deferred tax liabilities	1,853
Other payables	28	35
Total non-current liabilities	3,286	1,195
Corporate tax payable	837	54
Lease liabilities	94	90
Deferred revenue	33	33
Other payables	3,400	2,307
Total current liabilities	4,364	2,484
Total liabilities	7,650	3,679
Total shareholders' equity and liabilities	kr 38,619	kr 35,289